Derivative Financial Instruments - Gain/(loss) on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
(Gain)/Loss on Derivatives
Unrealized gain/(loss) on derivative financial instruments held for trading	$ (54,050)	$ (7,922)	$ 10,570
Recycled loss of cash flow hedges reclassified to profit or loss	(697)		(4,368)
Ineffective portion of cash flow hedges	(151)	(289)	(65)
Total gain/(loss) on derivatives	(55,441)	(6,077)	2,025
Interest rate swaps held for trading
(Gain)/Loss on Derivatives
Unrealized gain/(loss) on derivative financial instruments held for trading	(55,865)	(4,333)	8,529
Realized gain/(loss) on derivative financial instruments held for trading	3,164	1,893	(7,842)
Forward foreign exchange contracts held for trading
(Gain)/Loss on Derivatives
Unrealized gain/(loss) on derivative financial instruments held for trading	1,815	(3,589)	2,041
Realized gain/(loss) on derivative financial instruments held for trading	$ (3,707)	$ 241	$ 3,730